Retirement Plans Retirement Plans - Schedule of Allocation of Plan Assets (Details)	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012
U.S. pension plans
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation	100.00%	100.00%
Non-U.S. pension plans
Defined Benefit Plan Disclosure [Line Items]
Weighted-average target allocation	100.00%
Weighted-average asset allocation	100.00%	100.00%
Equity securities | U.S. pension plans
Defined Benefit Plan Disclosure [Line Items]
Weighted-average target allocation	33.00%
Weighted-average asset allocation	34.00%	49.00%
Equity securities | Non-U.S. pension plans
Defined Benefit Plan Disclosure [Line Items]
Weighted-average target allocation	50.00%
Weighted-average asset allocation	51.00%	33.00%
Debt securities | U.S. pension plans
Defined Benefit Plan Disclosure [Line Items]
Weighted-average target allocation	67.00%
Weighted-average asset allocation	65.00%	49.00%
Debt securities | Non-U.S. pension plans
Defined Benefit Plan Disclosure [Line Items]
Weighted-average target allocation	33.00%
Weighted-average asset allocation	27.00%	52.00%
Cash and other | Non-U.S. pension plans
Defined Benefit Plan Disclosure [Line Items]
Weighted-average target allocation	17.00%
Cash and cash equivalents | U.S. pension plans
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation	1.00%	1.00%
Cash and cash equivalents | Non-U.S. pension plans
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation	2.00%	1.00%
Other | U.S. pension plans
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation	0.00%	1.00%
Other | Non-U.S. pension plans
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation	20.00%	14.00%